UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff               Milwaukee, Wisconsin     August 1, 2000
----------------------         ----------------------   ----------------
     (Signature)                   (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47

Form 13F Information Table Value Total:  $222,097,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


                           Title
                            of              Value   Shares/  Sh/  Put/  Invstmt  Other    Voting Authority
Name of Issuer             Class   CUSIP   (x$1000) Prn Amt  Prn  Call  Dscretn   Mgr.   Sole   Shared   None
ALASKA AIR GROUP INC COM    COM  011659109  1,093    40,300  SH          Sole           40,300
AMERICAN EXPRESS CO COM     COM  025816109  23,665  454,009  SH          Sole          454,009
AMERICAN INTL GROUP COM     COM  026874107   9,239   78,629  SH          Sole           78,629
APPLE COMPUTER              COM  037833100  20,425  389,980  SH          Sole          389,980
AXA FINANCIAL INC.          COM  002451102   3,596  105,762  SH          Sole          105,762
BEAR STEARNS COS INC COM    COM  073902108     677   16,274  SH          Sole           16,274
BELLSOUTH CORP COM          COM  079860102     227    5,336  SH          Sole            5,336
BIOGEN                      COM  090597105     742   11,500  SH          Sole           11,500
CITIGROUP                   COM  172967101  16,956  281,422  SH          Sole          281,422
DOW JONES                   COM  260561105   6,626   90,458  SH          Sole           90,458
ENZO BIOCHEM                COM  294100102     700   10,150  SH          Sole           10,150
EXXON CORP COM              COM  30231G102     373    4,756  SH          Sole            4,756
FANNIE MAE                  COM  313586109  13,606  260,705  SH          Sole          260,705
FIRST SEC CORP DEL COM      COM  336294103     283   20,900  SH          Sole           20,900
FORD                        COM  345370100     991   23,050  SH          Sole           23,050
FREDDIE MAC                 COM  313400301  14,027  346,342  SH          Sole          346,342
GANNETT INC COM             COM  364730101  12,991  217,190  SH          Sole          217,190
GENENTECH                   COM  368710406   2,417   14,055  SH          Sole           14,055
GENERAL MTRS CORP COM       COM  370442105   8,807  151,681  SH          Sole          151,681
GENEVA STEEL CO CL A BB     COM  372252106       3   10,000  SH          Sole           10,000
GOLDMAN SACHS               COM  38141G104   1,020   10,750  SH          Sole           10,750
GREAT ATLANTIC              COM  390064103   2,889  173,800  SH          Sole          173,800
INTERNATIONAL BUS MACH COM  COM  459200101  12,542  114,470  SH          Sole          114,470
KNIGHT RIDDER INC COM       COM  499040103   2,934   55,155  SH          Sole           55,155
KOHLS CORP                  COM  500255104     234    4,200  SH          Sole            4,200
KROGER                      COM  501044101     790   35,800  SH          Sole           35,800
LUCENT TECHNOLOGIES COM     COM  549463107     202    3,410  SH          Sole            3,410
MANITOWOC INC COM           COM  563571108     342   12,775  SH          Sole           12,775
MAYTAG                      COM  578592107   1,495   40,550  SH          Sole           40,550
MEDIA GENERAL               COM  584404107   5,573  114,756  SH          Sole          114,756
MERCK & CO INC COM          COM  589331107     205    2,670  SH          Sole            2,670


MERRILL LYNCH & CO INC COM  COM  590188108   3,715   32,300  SH          Sole           32,300
MORGAN STAN DEAN WITTR
 COM NEW                    COM  617446448   4,232   50,838  SH          Sole           50,838
NAVISTAR                    COM  63934E108   2,940   94,650  SH          Sole           94,650
NEW YORK TIMES CO CL A      COM  650111107  11,206  283,706  SH          Sole          283,706
PAINE WEBBER GROUP INC COM  COM  695629105   1,586   34,867  SH          Sole           34,867
PFIZER INC COM              COM  717081103     226    4,700  SH          Sole            4,700
PHARMOS CORP                COM  717139208      56   15,000  SH          Sole           15,000
RELIASTAR FINL CORP COM     COM  75952U103   5,087   97,002  SH          Sole           97,002
SAFEWAY INC COM NEW         COM  786514208   3,686   81,903  SH          Sole           81,903
SBC COMMUN INC COM          COM  78387G103     228    5,265  SH          Sole            5,265
SCHWAB CHARLES CP NEW COM   COM  808513105   3,966  117,961  SH          Sole          117,961
SOUTHWEST AIRLS CO COM      COM  844741108   2,323  122,693  SH          Sole          122,693
TRIBUNE CO NEW COM          COM  896047107   5,892  168,352  SH          Sole          168,352
UNISYS                      COM  909214108   2,046  140,500  SH          Sole          140,500
WASHINGTON POST             COM  939640108   8,955   18,735  SH          Sole           18,735
WEIS MKTS INC COM           COM  948849104     282    8,600  SH          Sole            8,600

REPORT SUMMARY              47             222,097
